Long-Term Debt, Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 07, 2023	Dec. 31, 2022	Apr. 27, 2021
Loan Facilities [Abstract]
Long-term debt	$ 5,257,200		$ 13,250,000
Less: Deferred financing costs	(43,414)		(180,526)
Total long-term debt, net of deferred finance costs	5,213,786		13,069,474
Presented [Abstract]
Current portion of long-term debt	1,345,600		2,700,000
Less: Current portion of deferred finance costs	(34,311)		(93,698)
Current portion of long-term debt, net of deferred finance costs	1,311,289		2,606,302
Non-Current portion of long-term debt	3,911,600		10,550,000
Less: Non-Current portion of deferred finance costs	(9,103)		(86,828)
Non-Current portion of long-term debt, net of deferred finance costs	3,902,497		10,463,172
$18.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 18,000,000	$ 18,000,000	18,000,000	$ 18,000,000
Borrowers	Rocket- Gamora
Long-term debt	$ 5,257,200		$ 13,250,000